Acquisitions Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended													2 Months Ended				4 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 20, 2012 Access Midstream Partners [Member]	Dec. 31, 2013 Access Midstream Partners [Member]	Dec. 31, 2013 Customer contracts [Member]	Dec. 31, 2012 Customer contracts [Member]	Dec. 31, 2013 Customer Relationships [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2013 Other Intangible Assets [Member]	Dec. 31, 2012 Other Intangible Assets [Member]	Dec. 20, 2012 Access Midstream Ventures Llc [Member]	Dec. 20, 2012 Access Midstream Partners Lp [Member]	Feb. 17, 2012 Laser Acquisition [Member] Williams Partners [Member]	Feb. 17, 2012 Laser Acquisition [Member] Williams Partners [Member] Customer contracts [Member]	Feb. 17, 2012 Laser Acquisition [Member] Williams Partners [Member] Customer Relationships [Member]	Feb. 17, 2012 Laser Acquisition [Member] Williams Partners [Member] Other Intangible Assets [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Williams Partners [Member]	Dec. 31, 2012 Caiman Acquisition [Member] Williams Partners [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Williams Partners [Member] Customer contracts [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Williams Partners [Member] Customer Relationships [Member]	Apr. 27, 2012 Caiman Acquisition [Member] Williams Partners [Member] Other Intangible Assets [Member]
Business Combination, Description [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired														100.00%				100.00%
Business Combination, Acquisition Related Costs																			$ 16,000,000
Business Combination, Consideration Transferred [Abstract]
Payments to Acquire Businesses, Gross														325,000,000				1,720,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares														7,531,381				11,779,296
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable														441,000,000				603,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Assets held-for-sale														18,000,000				0
Other current assets														3,000,000				16,000,000
Property, plant and equipment														158,000,000				656,000,000
Intangible assets															316,000,000	0	2,000,000			1,141,000,000	250,000,000	2,000,000
Current liabilities														(21,000,000)				(94,000,000)
Noncurrent liabilities														0				(3,000,000)
Identifiable net assets acquired														476,000,000				1,968,000,000
Goodwill	646,000,000	649,000,000												290,000,000				356,000,000
Total														766,000,000				2,324,000,000
Business Combination, Goodwill [Abstract]
Business Acquisition, Goodwill, Expected Tax Deductible Amount														290,000,000				356,000,000
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross intangible assets (excluding goodwill)	1,749,000,000	1,749,000,000				1,493,000,000	1,493,000,000	250,000,000	250,000,000	6,000,000	6,000,000
Accumulated amortization	(105,000,000)	(45,000,000)				(88,000,000)	(38,000,000)	(14,000,000)	(6,000,000)	(3,000,000)	(1,000,000)
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life (years)				18 years										30 years				30 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension														9 years				18 years
Amortization of Intangible Assets	60,000,000	43,000,000	2,000,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	60,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	60,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	60,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	60,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	60,000,000
Payments to Acquire Equity Method Investments	455,000,000	2,651,000,000	211,000,000	2,190,000,000
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage					24.00%							50.00%	24.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest				2.00%
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 1,130,000,000			$ 1,270,000,000